COMBINED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Statement of Financial Position [Abstract]
Accounts receivable, allowance for doubtful accounts	$ 260	$ 152
Common units issued	43,347,452	30,468,902
Common units outstanding	43,347,452	30,468,902
Subordinated units issued	17,339,718	17,339,718
Subordinated units outstanding	17,339,718	17,339,718
General partner interest, units outstanding	1,238,514	975,686
General partner interest, units issued	1,238,514	975,686